Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Income before provision for income taxes
United States									$ (34,072)	$ 76,096	$ (80,927)
Foreign									173,906	158,687	124,615
Income from continuing operations before income taxes	52,182	58,477	(29,677)	58,852	64,787	78,659	52,086	39,251	139,834	234,783	43,688
Federal
Current									(3,017)	32,287	3,712
Deferred									6,445	(15,315)	(29,177)
State
Current									1,869	5,261	3,637
Deferred									(4,106)	(2,275)	(3,490)
Foreign
Current									40,027	44,773	34,574
Deferred									(832)	533	1,733
Total provision									$ 40,386	$ 65,264	$ 10,989